Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent events

16.    Subsequent events

A series of amendments were made to the Credit Facility on July 5, 2024, July 26 and August 5, 2024. These amendments modify the existing terms in order to

(i)      reduce gradually the Available Cash requirement from $5.0 million at all times after the DE-SPAC date to $250,000 until August 14, 2024;

(ii)     $1,0 million at all times from August 15, 2024 until the earlier of the date of disbursement of an equity investment by the Company for a minimum gross proceeds amount of US$35,0 million (the “Short-Term Outside Date”) and November 15, 2024,

(iii)    $5,0 million at all times after the earlier of the Short-Term Outside Date and November 15, 2024.

Furthermore, the payments of interest for the month of July 2024 to October 2024 are postponed to the earlier of the Short-Term Outside date and November 15, 2024.

The Company must pay a monthly fee of $125,000 per month starting July 5th, 2024 until the Short-Term Outside Date. The payment of the monthly fees applicable for the month of August 2024 and for the months up until (and including) the earlier of (i) the Short-Term Outside Date and (ii) November 15, 2024 will be due at the earlier date of (i) the Short-Term Outside Date and (ii) November 15, 2024. Following the Short-Term Outside Date and until the Borrower provides Desjardins with a recapitalization plan in form and substance satisfactory to Desjardins, a monthly fee in the amount of $75,000 will be earned and payable on the first day of each month.

On August 14, 2024 LeddarTech announced that it had reached an agreement in principle with several of its principal shareholders and its principal lender pursuant to which such parties would fund the Company with an aggregate of US$9.0 million in bridge debt financing in order to meet the Company’s near-term obligations (the “Bridge Financing”) while the Company continues to progress its discussions, including with certain potential strategic investors, to secure US$35.0 million or more in an additional equity capital (the “Equity Financing”).

The Bridge Financing would be comprised of two tranches, with the first tranche in the amount of US$6.0 million to be funded on or about August 19, 2024, and the second tranche in the amount of US$3.0 million to be funded on or about October 15, 2024. The second tranche of the Bridge Financing would be conditioned on, among other things, receipt by the Company, not later than October 14, 2024, of satisfactory evidence of investor participation in the Equity Financing. The Bridge Financing would mature on November 15, 2024.

Although the parties have reached agreement in principle, the Bridge Financing transaction is subject to finalization and execution of definitive agreements by the relevant parties. There can be no assurance that the parties will agree on the terms to be included in such definitive agreements, that the lenders will invest the full US$6.0 million in the first tranche of the Bridge Financing, that the conditions to the second tranche of the Bridge Financing will be satisfied, or that the Company will be successful in raising any amount at all in the Bridge Financing transaction. Moreover, there can be no assurance that the Company will successfully complete the Equity Financing transaction in the amounts contemplated by the Bridge Financing, or raise any capital in the Equity Financing transaction at all.

In order to allow sufficient time to finalize the definitive documents in connection with the Bridge Financing described above, the Company also has entered into a Twelfth Amending Agreement (the “Amendment and Waiver”) with Fédération des caisses Desjardins du Québec (“Desjardins”) with respect to the Amended and Restated Financing Offer dated as of April 5, 2023 (as amended, the “Desjardins Credit Facility”). Pursuant to previous amendments to the Desjardins Credit Facility, the Company and Desjardins had temporarily reduced the Company’s obligation to maintain an unencumbered cash balance (the “Minimum Cash Covenant”) from $5.0 million to the current requirement of $250,000 through August 14, 2024. Pursuant to the Amendment and Waiver, the Minimum Cash Covenant threshold of $250,000 will be extended through August 19, 2024, following which time it will be increased to $1,0 million until the earlier of the date of disbursement of an equity investment in the Company for a minimum gross proceeds amount of US$35.0 million (the “Short-Term Outside Date”) and November 15, 2024, and $5.0 million at all times after the earlier of the Short-Term Outside Date and November 15, 2024.

Any debt or equity securities to be offered and sold in the Bridge Financing transaction or in the Equity Financing transaction may not be registered under the Securities Act of 1933, as amended, or state securities laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or compliance with an applicable exemption from such registration requirements. This Report of Foreign Private Issuer on Form 6-K shall not constitute an offer to sell or the solicitation of an offer to buy any securities in the Bridge Financing transaction or the Equity Financing transaction, nor shall there be any sale of such securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such jurisdiction.

31.    Subsequent events

a)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023 October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made and (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $0 until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date.

b)      Lease modification

On October 31, 2023, the Company entered into a lease modification for its Québec city location, in order to reduce the rented square footage. As per the amendment, during the first quarter of 2024, a gain on lease modification of $159,263 will be recorded, and in 2024, total penalties of $259,229 will be paid to the lessor.

c)      Exercice of call option

As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision. Per the original Share Purchase Agreement conditions, the purchase of the Vayavision of Common shares was paid in exchange of Common Shares of the Company, based on a determined ratio and already detailed in the SPA.

This transaction resulted in an increase in the Company’s interest in Vayavision from 60.0% to 100.0% and was accounted for as an equity transaction. The purchase price of $57,724 was equity-settled. As a result, the carrying value of (i) non-controlling interests of $9,508,328 and (ii) the related other component of equity of $2,431,688 were reversed leading to a reduction of deficit of $7,134,364.

d)      Business Combination and Subscription Agreement

As previously disclosed, on June 12, 2023, the Company entered into a Business Combination Agreement, as amended on September 25, 2023 (the “BCA”), with LeddarTech Holdings Corp., a newly incorporated subsidiary of the Company (“Newco”) and Prospector Capital Corp., a Cayman Islands exempted company (“Prospector”). Prospector is a “blank check” company established for the purpose of effecting an acquisition of one or more businesses.

On June 12, 2023, concurrently with the execution of the BCA, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of US$44.0 million (the “PIPE Financing”).

The Tranche A subscription was completed in June 2023 and July 2023 (note 14a)). Tranche B-1 was completed in October 2023 with the remaining Tranche B-2 completed at closing of the BCA.

PIPE Investors in certain tranches of the PIPE Convertible Notes received at the time of issuance of such notes warrants to acquire Class D-1 preferred shares of LeddarTech (the “Class D-1 Preferred Shares” and the warrants, the “PIPE Warrants”). All of the PIPE Warrants were exercised, and the Class D-1 Preferred Shares issued upon exercise of the PIPE Warrants entitled the PIPE Investors to receive approximately 8,553,434 Common Shares upon the closing of the Business Combination.

Accordingly, the PIPE Investors held approximately 42.8% of the 20 million LeddarTech common shares outstanding immediately prior to the Closing. The PIPE Convertible Notes are convertible into the number of Common Shares determined by dividing the then-outstanding principal amount by the conversion price of US$10.00 per Common Share. The PIPE Financing closed on the Closing Date after the Business Combination.

On December 21, 2023 (the “Closing Date”), as contemplated in the BCA, the Company, Prospector, and Newco completed a series of transactions:

•        Prospector continued as a corporation existing under the laws of Canada (the “Continuance” and Prospector as so continued, “Prospector Canada”);

•        Prospector Canada and Newco amalgamated (the “Prospector Amalgamation” and Prospector Canada and Newco as so amalgamated, “Amalco”);

•        the preferred shares of LeddarTech converted into common shares of LeddarTech and, on the terms and subject to the conditions set forth in a plan of arrangement (the “Plan of Arrangement”), Amalco acquired all of the issued and outstanding common shares of LeddarTech from LeddarTech’s shareholders in exchange for common shares of Amalco having a negotiated aggregate equity value of $200 million (valued at $10.00 per share) plus an amount equal to the aggregate exercise price of LeddarTech’s outstanding “in the money” options immediately prior to the Prospector Amalgamation (the “Share Exchange”) plus additional Amalco “earnout” shares (with the terms set forth in the BCA);

•        LeddarTech and Amalco amalgamated (the “Company Amalgamation” and LeddarTech and Amalco as so amalgamated, the “Surviving Company”); and

•        in connection with the Company Amalgamation, the securities of Amalco converted into an equivalent number of corresponding securities in the Surviving Company (other than as described in the BCA with respect to the Prospector Class B ordinary shares) and each of LeddarTech’s equity awards (other than options to purchase LeddarTech’s class M shares) were cancelled for no compensation or consideration and LeddarTech’s equity plans were terminated (and the options to purchase LeddarTech’s class M shares became options to purchase common shares of the Company (the “Surviving Company Common Shares” or the “Surviving Common Shares”)).

The Continuance, the Prospector Amalgamation, the Share Exchange, the Company Amalgamation and the other transactions contemplated by the BCA are hereinafter referred to as the “Business Combination”.

Prior to the Closing Date, holders of an aggregate of 855,440 Prospector Class A ordinary shares, par value $0.0001 per share (the “Prospector Class A Shares”) representing approximately 39% of the total Prospector Class A Shares then outstanding, exercised their right to redeem those shares for approximately US$10.93 per share, or a total of approximately $9.3 million paid from Prospector’s trust account (the “SPAC Redemption”) in accordance with the terms of Prospector’s amended and restated memorandum and articles of association, as amended.

Following the SPAC Redemption, and as part of a series of related steps in connection with the consummation of the Business Combination, Prospector distributed 1,338,616 Prospector Class A Shares to the holders on the Closing Date of the 1,338,616 Prospector Class A Shares that were not redeemed in connection with the Business Combination. Such distribution was not made with respect to any other Prospector or LeddarTech shares issued and outstanding prior to or upon consummation of the Business Combination. On the Closing Date, the following securities issuances were made by the Surviving Company to Prospector’s securityholders: (i) each outstanding Prospector Class A Share was exchanged for one Surviving Company Common Share, (ii) each outstanding non-voting special share of Prospector, a new class of shares in the capital of Prospector convertible into Prospector Class A Shares, was exchanged for one non-voting special share of the Company and (iii) each outstanding warrant of Prospector (the “Prospector Warrants”), which includes 965,749 Prospector Warrants that were issued upon conversion of the amount accrued under Prospector’s convertible note with the Sponsor to finance Prospector’s transaction costs in connection with its initial business combination, was assumed by the Company and became a warrant of the Surviving Company (“Surviving Company Warrant” or “Warrant”).

On the Closing Date immediately prior to the consummation of the Business Combination, LeddarTech’s shareholders, including investors in the PIPE Financing, received Company Common Shares pursuant to the BCA representing approximately 69.5% of the Company Common Shares outstanding immediately following consummation of the Business Combination.

Upon closing of the series of transactions contemplated, the Business Combination will be accounted for as a reverse asset acquisition with the Company as the “acquiror” since Prospector does not meet the definition of a business in accordance with IFRS 3, Business Combinations. The objective of the BCA is for the Company to acquire the cash and other net assets of Prospector as well as Prospector’s stock exchange listing in exchange for common shares, special shares and warrants of the Surviving Company.

On closing, the Company will account for the fair value of the common shares issued to Prospector shareholders at the market price of Prospector’s publicly traded common shares on December 21, 2023. The fair value of the Class A non-voting special shares was determined using an option pricing model that considers the vesting terms of the instruments issued, which are subject to a seven-year vesting pursuant to which such Class A non-voting special shares will vest and convert into common shares, in equal thirds upon the volume weighted average price of the common shares exceeding US$12.00, US$14.00 and US$16.00, respectively, for any 20 trading days within any consecutive 30 trading day period commencing at least 150 days following the closing. As part of the amalgamation, the Company acquired cash, prepaid expenses, accounts payable and accrued liabilities and warrant liabilities. The difference between the fair value of the consideration paid over the fair value of the identifiable net assets of Prospector represents as a service for the listing of the Company and is recognized as an expense in the consolidated statement of loss and comprehensive loss.

The following table reconciles the fair value of elements of the Transactions:

Fair value of consideration transferred
8,770,982 common shares	55,257,187
2,031,250 Class A non-voting special shares	10,115,625
65,372,812

Fair value of assets acquired and liabilities assumed
Cash	19,477,645
Accounts payable and accrued liabilities	(11,497,830)
Warrant liability(1)	(1,746,575)
6,233,240

Listing expense	59,139,572

(1)      Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants.

On December 22, 2023, the Common Shares and Warrants became listed on The Nasdaq Global Market (“Nasdaq”) under the symbols “LDTC” and “LDTCW”, respectively.